Organization and Nature of Operations - Summary of Major Subsidiaries and Consolidated VIEs (Detail)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Place of incorporation		E9
Date of incorporation		Dec. 27, 2017
Full Truck Alliance (HK) Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Full Truck Alliance (HK) Limited (“FTA HK”)
Place of incorporation		K3
Date of incorporation		Jan. 07, 2016
Percentage of direct or indirect economic ownership	100.00%	100.00%
Principal activities		Investment holding
Lucky Logistics Information Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Lucky Logistics Information Limited (“Lucky Logistics”)
Place of incorporation		K3
Date of incorporation		Apr. 08, 2014
Percentage of direct or indirect economic ownership	100.00%	100.00%
Principal activities		Investment holding
FTA Information Consulting Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		FTA Information Consulting Co., Ltd (“FTA Information”, “WOFE”)
Place of incorporation		F4
Date of incorporation		Apr. 20, 2016
Percentage of direct or indirect economic ownership	100.00%	100.00%
Principal activities		Providing technology development and other services
Jiangsu Manyun Logistics Information Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Jiangsu Manyun Logistics Information Co., Limited (“Jiangsu Manyun”, “WOFE”)
Place of incorporation		F4
Date of incorporation		Aug. 29, 2014
Percentage of direct or indirect economic ownership	100.00%	100.00%
Principal activities		Technology development and other services
Guiyang Huochebang Technology Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)
Place of incorporation		F4
Date of incorporation		Mar. 11, 2014
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Value added services
Guizhou Huochebang Microfinance Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)
Place of incorporation		F4
Date of incorporation		Dec. 20, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Credit solution services
Chengdu Yunli Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)
Place of incorporation		F4
Date of incorporation		Jan. 21, 2011
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Credit solution services
Guizhou Huochebang Network Information Service Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guizhou Huochebang Network Information Service Co., Ltd. (“Huochebang Network”)
Place of incorporation		F4
Date of incorporation		Mar. 18, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Investment holding
Guizhou FTA Logistics Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)
Place of incorporation		F4
Date of incorporation		Jan. 14, 2021
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Research and development
Jiangsu Manyun Software Technology Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)
Place of incorporation		F4
Date of incorporation		Oct. 20, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Freight matching services and value added services
Guiyang Shanen Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)
Place of incorporation		F4
Date of incorporation		Sep. 19, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Freight matching services
Guiyang Shanen Insurance Brokerage Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)
Place of incorporation		F4
Date of incorporation		May 09, 2017
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Insurance services
Hainan Manyun Software Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Hainan Manyun Software Technology Co., Ltd. (“Hainan Manyun”)
Place of incorporation		F4
Date of incorporation		May 09, 2020
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Freight matching services
Shanghai Xiwei Information Consulting Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Shanghai Xiwei Information Consulting Co., Limited (“Shanghai Xiwei”)
Place of incorporation		F4
Date of incorporation		Aug. 01, 2013
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Technology development and other services
Beijing Yunmanman Technology Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Beijing Yunmanman Technology Co., Limited (“Beijing Yunmanman”)
Place of incorporation		F4
Date of incorporation		Mar. 21, 2014
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Technology development and other services
Nanjing Manyun Software Information Consulting Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company		Nanjing Manyun Software Information Consulting Co., Ltd. (“Nanjing Manyun”)
Place of incorporation		F4
Date of incorporation		Oct. 12, 2021
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities		Investment holding